Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.06%
iShares - 6.01%
Core S&P 500® ETF	2,336	$664,732
JP Morgan USD Emerging Markets Bond ETF	8,980	988,339
MSCI United Kingdom ETF	10,024	330,892

Total iShares		1,983,963

Other - 93.05%
PIMCO Enhanced Short Maturity Active ETF	3,265	331,593
Schwab US TIPS ETF	18,017	990,935
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	54,319	1,812,082
Vanguard® Consumer Staples ETF	3,425	497,344
Vanguard® FTSE Developed Markets ETF	44,475	1,817,693
Vanguard® FTSE Emerging Markets ETF	15,561	661,343
Vanguard® Intermediate-Term Government Bond ETF	25,615	1,651,655
Vanguard® Mid-Cap Value ETF	3,087	333,026
Vanguard® Mortgage-Backed Securities ETF	44,168	2,312,636
Vanguard® Short-Term Bond ETF	82,965	6,603,184
Vanguard® Short-Term Corporate Bond ETF	28,980	2,311,445
Vanguard® Short-Term Inflation-Protected Securities ETF	20,342	990,249
Vanguard® Total Bond Market ETF	111,849	9,079,902
Vanguard® Total Stock Market ETF	5,713	826,728
Vanguard® Value ETF	4,604	495,529

Total Other		30,715,344

Total Exchange Traded Funds
(Cost $32,378,258)		32,699,307
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.36%
State Street Institutional Treasury Plus Money Market Fund	2.357%	119,597	$119,597

Total Short-Term Investments
(Cost $119,597)			119,597

Total Investments - 99.42%
(Total cost $32,497,855)			32,818,904

Other Assets in Excess of Liabilities - 0.58%			192,187

Net Assets - 100.00%			$33,011,091

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.12%
iShares - 13.06%
Core S&P 500® ETF	10,326	$2,938,367
Core S&P® Mid-Cap ETF	9,694	1,836,044
JP Morgan USD Emerging Markets Bond ETF	16,602	1,827,216
MSCI EAFE Value ETF	29,513	1,442,595
MSCI United Kingdom ETF	44,324	1,463,135

Total iShares		9,507,357

Other - 86.06%
PIMCO Enhanced Short Maturity Active ETF	7,134	724,529
Schwab US TIPS ETF	33,245	1,828,475
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	86,444	2,883,772
Vanguard® Consumer Staples ETF	10,185	1,478,964
Vanguard® FTSE Developed Markets ETF	115,812	4,733,236
Vanguard® FTSE Emerging Markets ETF	87,051	3,699,667
Vanguard® Health Care ETF	6,333	1,092,316
Vanguard® Intermediate-Term Government Bond ETF	45,222	2,915,915
Vanguard® Mid-Cap Value ETF	6,693	722,041
Vanguard® Mortgage-Backed Securities ETF	69,636	3,646,141
Vanguard® Short-Term Bond ETF	123,297	9,813,208
Vanguard® Short-Term Corporate Bond ETF	45,615	3,638,252
Vanguard® Short-Term Inflation-Protected Securities ETF	29,883	1,454,704
Vanguard® Total Bond Market ETF	201,422	16,351,438
Vanguard® Total Stock Market ETF	30,512	4,415,392
Vanguard® Value ETF	20,228	2,177,140
Xtrackers MSCI EAFE Hedged Equity ETF	35,096	1,095,697

Total Other		62,670,887

Total Exchange Traded Funds
(Cost $69,893,467)		72,178,244
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.48%
State Street Institutional Treasury Plus Money Market Fund	2.357%	345,750	$345,750

Total Short-Term Investments
(Cost $345,750)			345,750

Total Investments - 99.60%
(Total cost $70,239,217)			72,523,994

Other Assets in Excess of Liabilities - 0.40%			293,171

Net Assets - 100.00%			$72,817,165

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.43%
iShares - 22.68%
Core S&P 500® ETF	49,463	$14,075,191
Core S&P® Mid-Cap ETF	64,109	12,142,245
JP Morgan USD Emerging Markets Bond ETF	32,548	3,582,233
MSCI EAFE Value ETF	89,284	4,364,202
MSCI United Kingdom ETF	157,922	5,213,005

Total iShares		39,376,876

Other - 76.75%
PIMCO Enhanced Short Maturity Active ETF	17,017	1,728,247
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	154,392	5,150,517
Vanguard® Consumer Staples ETF	36,128	5,246,147
Vanguard® FTSE Developed Markets ETF	443,977	18,145,340
Vanguard® FTSE Emerging Markets ETF	307,347	13,062,248
Vanguard® Health Care ETF	20,376	3,514,452
Vanguard® Intermediate-Term Government Bond ETF	55,576	3,583,540
Vanguard® Mortgage-Backed Securities ETF	68,269	3,574,565
Vanguard® Short-Term Bond ETF	217,403	17,303,105
Vanguard® Short-Term Inflation-Protected Securities ETF	53,749	2,616,501
Vanguard® Total Bond Market ETF	471,713	38,293,661
Vanguard® Total Stock Market ETF	84,724	12,260,410
Vanguard® Value ETF	48,841	5,256,757
Xtrackers MSCI EAFE Hedged Equity ETF	113,599	3,546,561

Total Other		133,282,051

Total Exchange Traded Funds
(Cost $162,068,562)		172,658,927
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.84%
State Street Institutional Treasury Plus Money Market Fund	2.357%	1,455,816	$1,455,816

Total Short-Term Investments
(Cost $1,455,816)			1,455,816

Total Investments - 100.27%
(Total cost $163,524,378)			174,114,743

Liabilities in Excess of Other Assets - (0.27)%			(471,453)

Net Assets - 100.00%			$173,643,290

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.16%
iShares - 30.08%
Core S&P 500® ETF	91,601	$26,065,980
Core S&P® Mid-Cap ETF	102,799	19,470,131
JP Morgan USD Emerging Markets Bond ETF	19,993	2,200,430
MSCI EAFE Value ETF	176,459	8,625,316
MSCI United Kingdom ETF	261,287	8,625,084

Total iShares		64,986,941

Other - 70.08%
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	128,307	4,280,321
Vanguard® Consumer Staples ETF	60,267	8,751,371
Vanguard® FTSE Developed Markets ETF	606,965	24,806,659
Vanguard® FTSE Emerging Markets ETF	512,820	21,794,850
Vanguard® Health Care ETF	37,485	6,465,413
Vanguard® Short-Term Bond ETF	228,785	18,208,998
Vanguard® Small-Cap ETF	14,524	2,219,267
Vanguard® Total Bond Market ETF	371,887	30,189,787
Vanguard® Total Stock Market ETF	134,646	19,484,623
Vanguard® Value ETF	80,106	8,621,809
Xtrackers MSCI EAFE Hedged Equity ETF	210,600	6,574,932

Total Other		151,398,030

Total Exchange Traded Funds
(Cost $198,338,439)		216,384,971

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.11%
State Street Institutional Treasury Plus Money Market Fund	2.357%	244,297	$244,297

Total Short-Term Investments
(Cost $244,297)			244,297

Total Investments - 100.27%
(Total cost $198,582,736)			216,629,268

Liabilities in Excess of Other Assets - (0.27)%			(575,629)

Net Assets - 100.00%			$216,053,639

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.00%
iShares - 34.74%
Core S&P 500® ETF	49,065	$13,961,937
Core S&P® Mid-Cap ETF	55,419	10,496,359
MSCI EAFE Value ETF	105,856	5,174,241
MSCI United Kingdom ETF	149,083	4,921,230

Total iShares		34,553,767

Other - 65.26%
Schwab Fundamental Emerging Markets Large Company Index ETF	141,456	3,922,575
Vanguard® Consumer Staples ETF	35,121	5,099,920
Vanguard® FTSE Developed Markets ETF	301,767	12,333,217
Vanguard® FTSE Emerging Markets ETF	187,640	7,974,700
Vanguard® Health Care ETF	22,948	3,958,071
Vanguard® Short-Term Bond ETF	75,036	5,972,115
Vanguard® Small-Cap ETF	9,717	1,484,758
Vanguard® Total Bond Market ETF	61,880	5,023,418
Vanguard® Total Stock Market ETF	77,233	11,176,388
Vanguard® Value ETF	36,786	3,959,277
Xtrackers MSCI EAFE Hedged Equity ETF	128,230	4,003,341

Total Other		64,907,780

Total Exchange Traded Funds
(Cost $91,879,861)		99,461,547

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.04%
State Street Institutional Treasury Plus Money Market Fund	2.357%	45,505	$45,505

Total Short-Term Investments
(Cost $45,505)			45,505

Total Investments - 100.04%
(Total cost $91,925,366)			99,507,052

Liabilities in Excess of Other Assets - (0.04)%			(41,942)

Net Assets - 100.00%			$99,465,110

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 31.19%
Enbridge, Inc.	211,994	$7,678,011
Gibson Energy, Inc.	75,546	1,298,531
Inter Pipeline, Ltd.	207,904	3,439,785
Keyera Corp.	109,420	2,580,031
Pembina Pipeline Corp.	107,142	3,935,796
TransCanada Corp.	140,561	6,313,070

Total Canadian Energy Infrastructure Companies
(Cost $24,381,422)		25,245,224

U.S. Energy Infrastructure Companies - 27.75%
Cheniere Energy, Inc. (1)	57,618	3,938,767
Kinder Morgan, Inc.	290,011	5,803,120
Macquarie Infrastructure Corp.	38,617	1,591,793
ONEOK, Inc.	56,658	3,956,995
SemGroup Corp., Class A	41,303	608,806
Tallgrass Energy LP	78,485	1,973,113
Targa Resources Corp.	97,364	4,045,474
Tellurian, Inc. (1)	48,472	542,886

Total U.S. Energy Infrastructure Companies
(Cost $21,966,393)		22,460,954

U.S. Energy Infrastructure MLPs - 24.75%
Andeavor Logistics LP	13,031	459,473
BP Midstream Partners LP	6,991	101,160
Buckeye Partners LP	22,403	762,150
CNX Midstream Partners LP	6,130	93,237
Crestwood Equity Partners LP	7,244	254,916
Enable Midstream Partners LP	12,831	183,740
Energy Transfer LP	322,342	4,954,397
Enterprise Products Partners LP	212,618	6,187,184
EQM Midstream Partners LP	12,172	561,981
Genesis Energy LP	16,004	372,893
Holly Energy Partners LP	6,688	180,509
Magellan Midstream Partners LP	33,343	2,021,586
MPLX LP	42,157	1,386,544
NGL Energy Partners LP	16,802	235,732
Noble Midstream Partners LP	3,165	113,972
NuStar Energy LP	14,332	385,387
Phillips 66 Partners LP	8,075	422,726
Shell Midstream Partners LP	18,113	370,411
Summit Midstream Partners LP	5,994	58,322
Western Gas Partners LP	29,484	924,618

Total U.S. Energy Infrastructure MLPs
(Cost $20,601,615)		20,030,938

U.S. General Partners - 15.33%
Antero Midstream Partners LP	116,824	1,609,835
Security Description	Shares	Value
U.S. General Partners (continued)
EnLink Midstream LLC	135,962	$1,737,594
Plains GP Holdings LP, Class A	158,516	3,950,219
The Williams Cos., Inc.	177,953	5,110,810

Total U.S. General Partners
(Cost $12,782,630)		12,408,458

Total Investments - 99.02%
(Total cost $79,732,060)		80,145,574

Other Assets in Excess of Liabilities - 0.98%		791,514

Net Assets - 100.00%		$80,937,088

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 17.72%
Financials - 17.72%
3i Infrastructure PLC	70,300	$252,210
HarbourVest Global Private Equity, Ltd. (1)	63,583	1,184,236
HBM Healthcare Investments AG, Class A	4,020	682,203
HgCapital Trust PLC	27,200	733,332
ICG Enterprise Trust PLC	21,427	232,191
NB Private Equity Partners, Ltd.	22,507	318,060
Pantheon International PLC Fund (1)	33,400	916,810
Riverstone Energy, Ltd. (1)	16,000	195,680

Total Financials		4,514,722

Total Closed-End Funds
(Cost $4,014,228)		4,514,722

Common Stocks - 79.05%
Communication Services - 9.79%
IAC/InterActiveCorp (1)	6,880	1,445,557
Liberty Formula One, Class A (1)	15,200	517,408
Liberty SiriusXM, Class A (1)	13,900	530,702

Total Communication Services		2,493,667

Consumer Discretionary - 1.45%
Naspers, Ltd., N Shares	1,585	369,371

Consumer Staples - 2.72%
Schouw & Co. AB	9,300	691,831

Financials - 55.85%
3i Group PLC	80,700	1,034,849
Ackermans & van Haaren NV	2,264	341,613
Ares Capital Corp.	56,300	964,982
AURELIUS Equity Opportunities SE & Co. KGaA	21,200	964,773
Berkshire Hathaway, Inc., Class B (1)	4,710	946,192
Blackstone Group LP	30,900	1,080,573
Brederode SA	4,250	281,279
Brookfield Asset Management, Inc., Class A	19,900	928,335
Cannae Holdings, Inc. (1)	24,900	604,074
Carlyle Group LP	18,500	338,180
Compass Diversified Holdings LP	20,200	316,938
Eurazeo SE	7,796	586,209
EXOR N.V.	7,100	461,101
FS KKR Capital Corp.	112,000	677,600
Intermediate Capital Group PLC	60,200	836,191
Investor AB, B Shares	13,000	585,999
Security Description	Shares	Value
Financials (continued)
KKR & Co. LP, Class A	48,100	$1,129,868
Onex Corp.	7,000	394,852
Partners Group Holding AG	1,320	960,251
Princess Private Equity Holding, Ltd.	20,791	224,594
Standard Life Private Equity	124,000	570,108

Total Financials		14,228,561

Health Care - 2.30%
Danaher Corp.	4,440	586,169

Industrials - 5.99%
Aalberts Industries NV	10,875	376,460
Brookfield Business Partners LP	8,300	328,870
Colfax Corp. (1)	27,700	822,136

Total Industrials		1,527,466

Utilities - 0.95%
Brookfield Infrastructure Partners LP, Class A	5,799	242,804

Total Common Stocks
(Cost $18,634,345)		20,139,869

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.12%
State Street Institutional Treasury Plus Money Market Fund	2.357%	795,036	$795,036

Total Short-Term Investments
(Cost $795,036)			795,036

Total Investments - 99.89%
(Total cost $23,443,609)			25,449,627

Other Assets in Excess of Liabilities - 0.11%			27,150

Net Assets - 100.00%			$25,476,777

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Core ETF Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.00%
iShares - 89.20%
Broad USD Investment Grade Corporate Bond ETF	19,760	$1,092,333
Core 10+ Year USD Bond ETF	12,977	812,879
Core 1-5 Year USD Bond ETF	31,460	1,568,596
Core International Aggregate Bond ETF	7,730	413,400
Core MSCI EAFE ETF	39,820	2,419,861
Core MSCI Emerging Markets ETF	6,630	342,837
Core MSCI Total International Stock ETF	17,100	992,997
Core S&P 500® ETF	14,630	4,163,113
Core S&P Small-Cap® ETF	9,140	705,151
Core U.S. Aggregate Bond ETF	17,260	1,882,548
MBS ETF	7,690	817,909

Total iShares		15,211,624

Other - 9.80%
Invesco QQQ Trust™, Series 1	4,880	876,741
SPDR® S&P MidCap 400® ETF Trust	2,300	794,420

Total Other		1,671,161

Total Exchange Traded Funds
(Cost $16,277,122)		16,882,785

Total Investments - 99.00%
(Total cost $16,277,122)		16,882,785

Other Assets in Excess of Liabilities - 1.00%		169,977

Net Assets - 100.00%		$17,052,762

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments

As of March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.23%
iShares - 45.88%
China Large-Cap ETF	9,400	$416,138
iShares® MSCI EAFE ETF	8,500	551,309
iShares® MSCI Japan ETF	5,030	275,242
iShares® Short Treasury Bond ETF	4,890	540,687
iShares® U.S. Real Estate ETF	3,250	282,880
MSCI Emerging Markets ETF	3,230	138,632
Russell 2000® ETF	2,085	319,193

Total iShares		2,524,081

Other - 52.35%
Energy Select Sector SPDR® Fund	2,910	192,409
Invesco QQQ Trust™, Series 1	3,078	552,993
PIMCO Enhanced Short Maturity Active ETF	4,249	431,528
SPDR® Gold Shares (1)	1,380	168,374
SPDR® S&P 500® ETF Trust	1,983	560,158
VanEck Vectors Oil Services ETF	8,530	146,972
Vanguard FTSE Developed Markets ETF	6,740	275,464
Vanguard® Growth ETF	3,533	552,632

Total Other		2,880,530

Total Exchange Traded Funds
(Cost $4,976,645)		5,404,611

Total Investments - 98.23%
(Total cost $4,976,645)		5,404,611

Other Assets in Excess of Liabilities - 1.77%		97,202

Net Assets - 100.00%		$5,501,813

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust Notes to Quarterly Schedules of Investments March 31, 2019 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Listed Private Equity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2019:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,699,307	$–	$–	$32,699,307
Short-Term Investments	119,597	–	–	119,597
Total	$32,818,904	$–	$–	$32,818,904

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,178,244	$–	$–	$72,178,244
Short-Term Investments	345,750	–	–	345,750
Total	$72,523,994	$–	$–	$72,523,994

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$172,658,927	$–	$–	$172,658,927
Short-Term Investments	1,455,816	–	–	1,455,816
Total	$174,114,743	$–	$–	$174,114,743

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$216,384,971	$–	$–	$216,384,971
Short-Term Investments	244,297	–	–	244,297
Total	$216,629,268	$–	$–	$216,629,268

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$99,461,547	$–	$–	$99,461,547
Short-Term Investments	45,505	–	–	45,505
Total	$99,507,052	$–	$–	$99,507,052

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$25,245,224	$–	$–	$25,245,224
U.S. Energy Infrastructure Companies	22,460,954	–	–	22,460,954
U.S. Energy Infrastructure MLPs	20,030,938	–	–	20,030,938
U.S. General Partners	12,408,458	–	–	12,408,458
Total	$80,145,574	$–	$–	$80,145,574

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,851,223	$2,663,499	$–	$4,514,722
Common Stocks	11,926,221	8,213,648	–	20,139,869
Short-Term Investments	795,036	–	–	795,036
Total	$14,572,480	$10,877,147	$–	$25,449,627

ALPS | Stadion Core ETF Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,882,785	$–	$–	$16,882,785
Total	$16,882,785	$–	$–	$16,882,785

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,404,611	$–	$–	$5,404,611
Total	$5,404,611	$–	$–	$5,404,611

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the three months ended March 31, 2019.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.